Accrued liabilities and payables (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accrued liabilities and payables
Accrued operating and administrative expenses	$ 3,042	$ 3,314
Accrued property tax		3,033
Accrued interest	2,641	2,850
Current tax payable	469	818
Refund liabilities	891	125
Lease liability	39	75
Other accruals and payables	150	949
Total accrued liabilities and other payables	$ 7,232	$ 11,164
Operating Lease, Liability, Current, Statement of Financial Position [Extensible List]	Lease liability	Lease liability